SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2017
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

14.	SUPPLEMENTAL CASH FLOW INFORMATION

	Year Ended	Year Ended
In $000s	December 31, 2017	December 31, 2016
Change in non-cash working capital:
Trade receivables and other	$(602)	$(1,847)
Trade and other payables	1,399	223
Net increase (decrease) in cash	$797	$(1,624)

Significant non-cash transactions:
Shares and replacement equity awards issued for Mariana acquisition	$131,354	$-
Shares issued for acquisition of mineral, royalty and other interests	-	20,892